Deferred IPO costs (Details Narrative)	Mar. 06, 2024 USD ($)	Mar. 05, 2024 $ / shares shares	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Subsequent Event [Line Items]
Accumulated deferred IPO cost			$ 1,576,000	$ 2,079,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Gross proceeds from initial public offering | $	$ 12,000,000
Subsequent Event [Member] | IPO [Member]
Subsequent Event [Line Items]
Shares issued | shares		3,000,000
Share price | $ / shares		$ 4.00